Loss per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 12, 2022	Dec. 11, 2022
Loss per share
Net loss for the year attributable to owners of the Company | ¥	¥ (362,715)	¥ (872,274)	¥ (1,281,699)
Weighted average number of ordinary shares in issue | shares	1,089,589,000	1,094,748,000	1,108,291,000
Basic loss per share	¥ (0.33)	¥ (0.80)	¥ (1.16)
Diluted loss per share	(0.33)	(0.80)	(1.16)
Basic loss per ADS	(9.99)	(23.90)	(34.69)
Diluted loss per ADS	¥ (9.99)	¥ (23.90)	¥ (34.69)
ADSs ratio	30			30	3
Stock options
Loss per share
Number of shares issued | shares	1,089,589,125	1,089,589,125	1,109,938,973
Number of ordinary shares outstanding | shares	1,089,589,125	1,089,589,125	1,109,938,973